Investment in Affiliates	12 Months Ended
Mar. 31, 2014
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Shares	¥316,790	¥305,420
Loans	9,942	8,880

	¥326,732	¥314,300

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥67,835 million and ¥99,758 million, respectively, as of March 31, 2013 and ¥32,860 million and ¥38,918 million, respectively, as of March 31, 2014.

In fiscal 2012, 2013 and 2014, the Company and its subsidiaries received dividends from affiliates of ¥8,653 million, ¥10,221 million and ¥9,957 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥25,556 million and ¥35,889 million as of March 31, 2013 and 2014, respectively.

ORIX JREIT Inc., an equity method affiliate, entered into an asset management agreement with one of the Company’s subsidiaries and paid management fees of ¥1,691 million, ¥1,743 million and ¥1,905 million for fiscal 2012, 2013 and 2014, respectively.

In fiscal 2012, 2013 and 2014, certain subsidiaries sold to ORIX JREIT Inc., office buildings and condominiums mainly under operating leases. As a result of the sales, the subsidiaries recognized gains of ¥989 million in earnings as gains on sales of real estate under operating leases and gains of ¥1,995 million as life insurance premiums and related investment income for fiscal 2012. In fiscal 2013 and 2014, the subsidiaries recognized gains of ¥3,119 million and ¥2,261 million respectively in earnings as gains on sales of real estate under operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2012, Monex Group acquired its shares from the market and canceled its own shares. As a result, the ownership interest of the Company in Monex Group increased from 21% to 22%. Additionally, the Company recognized ¥12,713 million of impairment losses because it was judged that the downward stock price movement of the Monex Group was other than temporary.

During fiscal 2013, the Company acquired 51% of the total number of outstanding shares of ORIX Credit Corporation (hereinafter, “ORIX Credit”), an equity method affiliate that operates a card loan business, from Sumitomo Mitsui Banking Corporation (hereinafter, “SMBC”), and ORIX Credit became a wholly-owned domestic subsidiary. As a result of this step acquisition of the interest in ORIX Credit, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥3,132 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805 (“Business Combinations”) for fiscal 2013. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the acquisition price paid to SMBC.

During fiscal 2014, the Company exercised its acquisition rights with respect to the type-2, type-4, type-7 and type-8 preferred stock of DAIKYO INCORPORATED (hereinafter, “DAIKYO”) held by the Company. As a result, the Company acquired 398,204,999 shares of DAIKYO’s common stock. Following the conversion, its voting rights in DAIKYO increased from 31.7% to 64.1% and DAIKYO became a consolidated subsidiary of the Company from an equity-method affiliate. Through this step acquisition of the interest in DAIKYO, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥58,435 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805 (“Business Combinations”) for fiscal 2014. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the closing price as of exercise day.

Companies comprising a significant portion of investment in affiliates were DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2012 and DAIKYO (31% of equity share) as of March 31, 2013.

Combined and condensed information relating to the affiliates for fiscal 2012, 2013 and 2014 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2012	2013	2014
Operations:
Total revenues	¥945,635	¥827,740	¥1,076,506
Income before income taxes	74,223	97,301	136,760
Net income	51,940	64,699	90,262

Financial position:
Total assets	¥4,561,537	¥5,237,184	¥5,710,165
Total liabilities	3,508,038	4,031,673	4,560,504
Total equity	1,053,499	1,205,511	1,149,661

The Company and its subsidiaries had no significant transactions with these companies except as described above.